As filed with the Securities and Exchange
Commission on July 10, 2013

1933 Act File No.  002-66906
1940 Act File No. 811-03006

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [  ]
POST-EFFECTIVE AMENDMENT NO. 75

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 79
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK BOND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999

THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 10th day of July, 2013.

John Hancock Bond Trust
By:	/s/ Hugh McHaffie
Name: Hugh McHaffie
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Hugh McHaffie	President	July 10, 2013
Hugh McHaffie

/s/ Charles A. Rizzo
Charles A. Rizzo		July 10, 2013

/s/ Charles L. Bardelis *	Chief Financial Officer
Charles L. Bardelis	(Principal Financial Officer and Principal Accounting Officer)
July 10, 2013

/s/ James R. Boyle *	Trustee
James R. Boyle

/s/ Craig Bromley *	Trustee	July 10, 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	July 10, 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	July 10, 2013
William H. Cunningham

/s/ Grace K. Fey *
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	July 10, 2013
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	July 10, 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	July 10, 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	July 10, 2013
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	July 10, 2013
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	July 10, 2013
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	July 10, 2013
Warren A. Thomson

By: Power of Attorney
By:	/s/ Nicholas j. Kolokithas	July 10, 2013
Nicholas J. Kolokithas Attorney-in-Fact *Pursuant to Power of Attorney filed with Post-Effective Amendment No. 72 to the Trust’s Registration Statement on April 22, 2013

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document